Schedule of revenue (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jul. 31, 2021	Dec. 31, 2024	Dec. 31, 2022	Jul. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenues	$ 1,698,734	$ 2,666,863		$ 40,100,000	$ 9,840,709		$ 10,544,550
Medical Services Specialty Care [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenues	791,711	1,496,211			6,001,439		5,010,837
Medical Services General Practice [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenues		60,888			63,794		712,712
Medical Services General Practice Related Parties [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenues		135			135		4,640
Medical Services Sub Total [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenues	791,711	1,557,234			6,065,368		5,728,189
Product Sales [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenues		7,238			11,046		257,841
Property Management Service Common Area Management [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenues	668,827	817,698			2,919,335		3,508,663
Property Management Service Security [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenues	238,196	284,693
Property Management Service [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenues	$ 907,023	$ 1,102,391			3,764,295		4,558,520
Property Management Service Security Management [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenues					$ 844,960		$ 1,049,857